Financial commitments and contingent liabilities - Right-of-use Assets and Related Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial commitments and contingent liabilities
Right-of-use assets	$ 13,851	$ 12,716
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating lease liabilities	$ 15,853	$ 14,174
Weighted average remaining lease term (years)	7 years 9 months 18 days	8 years
Weighted average discount rate	6.70%	6.70%